John Hancock Global Equity Fund

Quarterly portfolio holdings 5/31/19

Fund’s investments

As of 5-31-19 (unaudited)

	Shares	Value
Common stocks 95.1% (Cost $617,236,301)		$665,853,675
Australia 2.8%		20,033,290

Amcor, Ltd.	1,754,749	20,033,290
France 11.5%		80,563,673

Airbus SE	116,388	14,901,604
Capgemini SE	47,331	5,291,350
Cie Generale des Etablissements Michelin SCA	175,319	20,106,050
Danone SA	92,458	7,385,517
Safran SA	57,522	7,547,208
Sanofi	127,118	10,265,766
TOTAL SA	290,584	15,066,178
Germany 2.2%		15,392,523

Deutsche Boerse AG	54,802	7,542,388
Merck KGaA	81,346	7,850,135
Hong Kong 1.8%		12,573,389

China Mobile, Ltd.	698,500	6,101,368
CK Hutchison Holdings, Ltd.	685,206	6,472,021
Ireland 3.6%		25,201,589

CRH PLC	581,566	18,213,188
Medtronic PLC	75,485	6,988,401
Japan 2.1%		15,057,866

Mitsubishi Estate Company, Ltd.	820,900	15,057,866
Netherlands 9.0%		62,754,473

Akzo Nobel NV	104,431	8,796,191
Heineken NV	134,482	14,115,986
Koninklijke Ahold Delhaize NV	384,782	8,630,228
Koninklijke Philips NV	506,069	20,055,489
Wolters Kluwer NV	159,920	11,156,579
Switzerland 9.1%		63,807,457

Alcon, Inc. (A)	31,987	1,860,278
Chubb, Ltd.	126,964	18,545,631
Nestle SA	206,689	20,503,290
Novartis AG	159,939	13,744,831
Roche Holding AG	34,850	9,153,427
Taiwan 1.0%		6,867,258

Taiwan Semiconductor Manufacturing Company, Ltd., ADR	179,068	6,867,258
United Kingdom 5.8%		40,421,542

Direct Line Insurance Group PLC	2,011,956	8,043,319
Experian PLC	188,971	5,694,723
Informa PLC	401,776	3,937,831
Unilever NV	377,874	22,745,669
United States 46.2%		323,180,615

Advance Auto Parts, Inc.	65,725	10,187,375
Affiliated Managers Group, Inc.	151,557	12,703,508
Apple, Inc.	140,678	24,628,497
Arthur J. Gallagher & Company	93,864	7,903,349
Cisco Systems, Inc.	67,603	3,517,384

2	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
eBay, Inc.	348,634	$12,526,420
Exxon Mobil Corp.	224,892	15,915,607
Fortune Brands Home & Security, Inc.	161,434	7,758,518
Huntington Bancshares, Inc.	1,009,184	12,766,178
Johnson & Johnson	158,638	20,805,374
Johnson Controls International PLC	500,949	19,296,555
JPMorgan Chase & Co.	148,975	15,785,391
KeyCorp	802,835	12,821,275
Microsoft Corp.	201,395	24,908,533
Mondelez International, Inc., Class A	213,716	10,867,459
Oracle Corp.	274,388	13,884,033
Raytheon Company	41,126	7,176,487
Synchrony Financial	333,221	11,206,222
The Procter & Gamble Company	73,583	7,572,427
United Technologies Corp.	188,006	23,745,158
Verizon Communications, Inc.	333,574	18,129,747
Wells Fargo & Company	520,329	23,086,998
Whirlpool Corp.	52,125	5,988,120
Preferred securities 1.9%		$13,104,274
(Cost $15,503,317)
South Korea 1.9%		13,104,274

Samsung Electronics Company, Ltd.	449,715	13,104,274

	Yield (%)		Shares	Value
Short-term investments 2.4%				$16,863,988
(Cost $16,863,988)
Money market funds 2.4%				16,863,988

JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	2.2329	(B)	16,863,988	16,863,988
Total investments (Cost $649,603,606) 99.4%				$695,821,937
Other assets and liabilities, net 0.6%				4,190,252
Total net assets 100.0%				$700,012,189

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 5-31-19.

The fund had the following sector composition as a percentage of net assets on 5-31-19:

Financials	18.4%
Industrials	14.8%
Information technology	13.3%
Health care	13.1%
Consumer staples	13.0%
Consumer discretionary	7.1%
Materials	6.7%
Energy	4.4%
Communication services	4.1%
Real estate	2.1%
Short-term investments and other	3.0%
TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	3

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

	Contract to buy		Contract to sell	Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	39,247,926	EUR	34,345,907	JPM	6/19/2019	$827,686	—
						$827,686	—

Derivatives Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations

JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter

See Notes to Fund’s investments regarding investment transactions and other derivatives information.

4	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2019, by major security category or type:

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$20,033,290	—	$20,033,290	—
France	80,563,673	—	80,563,673	—
Germany	15,392,523	—	15,392,523	—
Hong Kong	12,573,389	—	12,573,389	—
Ireland	25,201,589	$6,988,401	18,213,188	—
Japan	15,057,866	—	15,057,866	—
Netherlands	62,754,473	—	62,754,473	—
Switzerland	63,807,457	18,545,631	45,261,826	—
Taiwan	6,867,258	6,867,258	—	—
United Kingdom	40,421,542	—	40,421,542	—
United States	323,180,615	323,180,615	—	—
Preferred securities	13,104,274	—	13,104,274	—
Short-term investments	16,863,988	16,863,988	—	—
Total investments in securities	$695,821,937	$372,445,893	$323,376,044	—
Derivatives:
Assets
Forward foreign currency contracts	$827,686	—	$827,686	—

5

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	1,522,830	5,879,785	(7,402,615)	—	—	—	($47,124)	($848)	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	425Q3	05/19
This report is for the information of the shareholders of John Hancock Global Equity Fund.		7/19